Unpaid Claims - Schedule of Activity in the Liability for Unpaid Claims and Claims Adjustment Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Roll Forward In Liability For Unpaid Claims And Claims Adjustment Expense [Abstract]
Gross balance, beginning of year	$ 103,976,000	$ 77,886,000	$ 77,886,000	$ 54,004,000
Less: reinsurance recoverable, beginning of year				(12,344,000)
Net balance, beginning of year		77,886,000	77,886,000	41,660,000
Beginning of period balance - gross and net	103,976,000	77,886,000	77,886,000
Incurred related to:
Current year	213,147,000	146,440,000	604,183,000	453,423,000
Prior years	1,285,000	(112,000)	(13,715,000)	(2,778,000)
Total incurred	214,432,000	146,328,000	590,468,000	450,645,000
Paid related to:
Current year	130,459,000	74,502,000	501,339	376,677,000
Prior years	70,367,000	59,359,000	63,039	37,742,000
Total paid	200,826,000	133,861,000	564,378,000	414,419,000
End of period balance - gross and net	$ 117,582,000	$ 90,353,000	103,976,000	77,886,000
Gross balance, end of year			$ 103,976,000	$ 77,886,000